Share-Based Compensation - Additional Information (Details)				12 Months Ended
	Jan. 03, 2024 Installment	Jan. 03, 2023 Installment	Dec. 15, 2022 Plan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive plan number of duration years			5 years
Number of sub plans | Plan			2
Percentage of target number of shares will vest if group achieves the targets in relation to revenue growth performance criterion	50.00%	50.00%
Percentage of target number of shares will vest if the group achieves the targets in relation to the ROIC performance criterion	50.00%	50.00%
Percentage of shares vested				200.00%
Share-based compensation expense				€ 2,394,000	€ 2,414,000
Fair value of shares granted to board members amount				17,850
Unrecognized compensation expense				€ 1,669,000	€ 2,892,000
First Vesting Period (January 2023 - December 2025) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity		50.00%
First Vesting Period (January 2023 - December 2025) | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity		50.00%
First Vesting Period (January 2023 - December 2025) | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual installments | Installment		3
First Vesting Period (January 2023 - December 2025) | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award cliff vesting period		3 years
First Vesting Period (January 2023 - December 2025) | Restricted Share Unit and Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annual dividend yield				0.30%
Second Vesting Period (January 2024 - December 2026) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity	50.00%
Expected annual dividend yield				0.25%
Second Vesting Period (January 2024 - December 2026) | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity	50.00%
Second Vesting Period (January 2024 - December 2026) | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual installments | Installment	3
Second Vesting Period (January 2024 - December 2026) | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award cliff vesting period	3 years